Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2023
Inventories
Raw materials	$ 41,265	$ 19,853		$ 65,793
Work-in-progress	1,962	1,122		3,589
Finished goods	16,743	15,268		17,443
Total inventories	59,970	36,243		$ 86,825
Net realizable value inventory adjustments and excess and obsolete inventory charges	$ 783	$ 889	$ 7,123